Share-based Payments - Schedule of Number and Contractual Life of Options (Details) - Stock Option Plan	12 Months Ended
	Mar. 31, 2021 shares $ / shares	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Number of options outstanding | shares	4,242,213	8,042,427	9,651,085
Exercisable options, Weighted number of options exercisable | shares	2,153,378	3,666,651
Weighted average exercise price, Exercisable	$ 2.54	$ 2.20
$1.24 - $1.91
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	2 years 7 days
Options outstanding, Number of options outstanding | shares	338,272
Exercisable options, Weighted number of options exercisable | shares	188,272
Weighted average exercise price, Exercisable	$ 1.26
$1.24 - $1.91 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	1.24
$1.24 - $1.91 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 1.91
$1.92 - $2.05
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	5 years 10 months 13 days
Options outstanding, Number of options outstanding | shares	2,945,261
Exercisable options, Weighted number of options exercisable | shares	1,480,140
Weighted average exercise price, Exercisable	$ 1.98
$1.92 - $2.05 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	1.92
$1.92 - $2.05 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 2.05
$2.06 - $2.36
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	1 year 8 months 12 days
Options outstanding, Number of options outstanding | shares	75,000
Exercisable options, Weighted number of options exercisable | shares	75,000
Weighted average exercise price, Exercisable	$ 2.13
$2.06 - $2.36 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	2.06
$2.06 - $2.36 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 2.36
$2.37 - $5.19
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	3 years 7 months 24 days
Options outstanding, Number of options outstanding | shares	549,680
Exercisable options, Weighted number of options exercisable | shares	190,733
Weighted average exercise price, Exercisable	$ 4.27
$2.37 - $5.19 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	2.37
$2.37 - $5.19 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 5.19
$5.20 - $6.65
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options outstanding, Weighted remaining contractual life outstanding	5 years 7 months 6 days
Options outstanding, Number of options outstanding | shares	334,000
Exercisable options, Weighted number of options exercisable | shares	219,233
Weighted average exercise price, Exercisable	$ 6.00
$5.20 - $6.65 | Bottom of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	5.20
$5.20 - $6.65 | Top of range
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price	$ 6.65